September 7, 2007

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A
(File No. 811-21988)
(File No. 333-139334)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2007 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual report with respect to the following specific portfolios: Advanced Series Trust (“AST”) Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and the AST Preservation Asset Allocation Portfolio.

1.	Filer/Entity: Registration No.: CIK No.: Accession No.: Date of Filing:	Advanced Series Trust 811-05186 0000814679 0001209286-07-000270 09/07/2007

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ John M. Ewing
Vice President and Corporate Counsel